Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Accounting Policies [Abstract]
Net loss		$ 4,071,391		$ 3,451,699
Research & development expenses	$ 165,956		$ 350,195
Amortized over the remaining lease term		5 years
Amortized on a straight-line basis		5 years
Unrecognized tax benefits income penalties expense		$ 0		0
Accumulated deficit				$ 3,586,435
Intangible assets amortized on straight-line basis				10 years